Common stock	12 Months Ended
Mar. 31, 2011
Common stock

17. Common stock

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	11,396,255	11,178,940,660	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	59,186	1,315,457,030	287,787,630
Issuance of new shares of common stock by public offering	—	2,804,400,000	5,609,000,000
Issuance of new shares of common stock by way of third-party allotment	—	195,600,000	391,000,000
Cancellation of common stock	(276,500)	—	—
Allotment of common stock	11,167,761,719	—	—

Balance at end of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320